Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000001420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000001420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000001420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000001420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000001421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000001421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000001421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000001421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000193208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000193208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000193208 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000193208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000118268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000118268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000118268 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000118268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000118268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000118268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000118268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000118268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000118268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000118268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000118268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%